Fair Value of Derivatives Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Derivative liability, written off to additional paid in capital	$ 1,761,657
Warrants Attached to Debt
Derivative [Line Items]
Fair value of derivative liabilities at issuance	$ 2,314,635